Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property and equipment		$ 105,404	$ 97,163
Less: Accumulated depreciation	[1]	(14,779)	(7,086)
Property and equipment, net		90,625	90,077
Building
Property Plant And Equipment [Line Items]
Property and equipment	[2]	12,513	12,513
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment	[3]	71,468	55,289
Laboratory and Production Equipment
Property Plant And Equipment [Line Items]
Property and equipment		11,395	5,884
Machinery, Equipment and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment		7,974	3,704
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment		$ 2,054	$ 19,773

[1]	Includes $5,971 and $2,624 at December 31, 2021 and 2020, respectively, under financing lease resulting from a failed sale leaseback (see Note 11).
[2]	Includes $12,513 at December 31, 2021 and 2020 under financing lease resulting from a failed sale leaseback (see Note 11).
[3]	Includes $55,273 at December 31, 2021 and 2020 under financing lease resulting from a failed sale leaseback (see Note 11).